UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5719

DREYFUS STOCK INDEX FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/03

P:\Word Processing\NCSR Documents for Filings\763\form-ncsr-763.doc-037/023

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
36	Report of Independent Auditors
37	Important Tax Information
38	Board Members Information
40	Officers of the Fund

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus
Stock Index Fund, Inc.
The Fund

Dear Shareholder:

This annual report for Dreyfus Stock Index Fund, Inc. covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Thomas Durante, who became the fund’s sole portfolio manager on September 15, 2003.

Despite headwinds caused by economic and geopolitical uncertainty early in the year, stocks generally bounced back in 2003, with many stock market indexes generating their first full calendar year of gains since 1999. The combination of historically low interest rates, lower federal income tax rates, progress in the war on terrorism and above-trend economic growth during the second half of the year helped propel stock prices higher.

While stocks in general may no longer be priced as attractively as they were at the start of the year, we believe that market fundamentals remain favorable based on recent forecasts of continued economic growth. However, our optimism is tempered by the understanding that some companies, industries and market sectors always perform better than others.As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2004

DISCUSSION OF FUND PERFORMANCE

Thomas Durante, Portfolio Manager

How did Dreyfus Stock Index Fund, Inc. perform relative to its benchmark?

For the 12-month period ended December 31, 2003, Dreyfus Stock Index Fund, Inc. produced total returns of 28.36% for its Initial shares and 28.05% for its Service shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 28.68% for the same period.2,3

The fund and the market’s performance improved significantly during the reporting period, most notably during the second through fourth quarters of the year, when rising stock prices were driven by investor confidence in an improving U.S. economy. The difference in returns between the fund and S&P 500 Index was primarily the result of transaction costs and other operating expenses that are reflected in the performance of the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 sectors and is dominated by large-cap, blue-chip stocks which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Dreyfus Stock Index Fund, Inc. uses a passive management approach; all investment decisions are made based on the fund’s objective, which is to seek to match the performance of the S&P 500 Index.The fund does not attempt to manage market volatility.

What other factors influenced the fund’s performance?

What a difference a year makes! When 2003 began, the stock market appeared to be mired in weakness, caused primarily by a stubbornly weak U.S. economy, uncertainty leading up to the war with Iraq and corporate scandals affecting a number of large-cap companies. However, beginning in mid-March when the allied coalition entered Baghdad, investors began to look forward to a resumption of stronger economic growth. In addition, lower federal income tax rates and declining interest rates helped put cash in consumer’s pockets and boost investor confidence. The ensuing stock market rally persisted, despite some short-term volatility, through year-end. In addition, the U.S. economy appeared to have firmly regained its footing by the conclusion of 2003. Gross Domestic Product (GDP) grew an annualized 8.2% during the third quarter alone, and productivity, manufacturing and jobless claims all posted long-awaited improvements.

In this environment, all 10 sectors within the S&P 500 Index produced positive returns during 2003. The market’s strongest returns stemmed from the technology sector, where the rally was led by semiconductor and Internet-related stocks. These companies benefited from cost-cutting measures, which enabled them to produce higher earnings as customer demand improved.An increase in global demand within the producer goods and services sector created a greater need for raw materials, which, in turn, helped stimulate returns for mining and metal, heavy electrical equipment and paper and forestry stocks.

Financial services stocks also performed well during the reporting period. Securities and asset management firms posted the strongest returns, having benefited from lower interest rates, a rebound in the stock market and, in some cases, resolution of longstanding legal issues. Consumer cyclical stocks also flourished amid continued consumer spending.Winners in the consumer cyclicals area included investments in hotels, motor vehicle, specialty retail and restaurant stocks.

Returns from the S&P 500 Index’s telecommunications stocks were less than stellar, largely due to greater competition from cable television companies offering high-speed Internet access. Prices of many large pharmaceutical stocks also fell, primarily because of competitive pricing pressures.

What is the fund’s current strategy?

As an index fund, our strategy remains the same: to attempt to replicate the returns of the S&P 500 Index. We have noted that the rebound broadened during the year to include a greater number of stocks and industry groups. However, we remain aware that the stock market has been subject to heightened volatility for some time now. In our view, one of the greatest benefits of broadly diversified index funds is that they can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

January 15, 2004

The portfolio is only available as a funding vehicle under various life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of portfolio expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the portfolio’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3	“Standard & Poor’s,”“S&P,”“Standard & Poor’s 500” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/03
	1 Year	5 Years	10 Years

Initial shares	28.36%	(0.86)%	10.69%
Service shares	28.05%	(1.02)%	10.60%

The data for Service shares primarily represents the results of Initial shares.Actual Service shares’ average annual total return and hypothetical growth results would have been lower. See notes below.

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc. on 12/31/93 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for Service shares reflect the performance of the fund’s Initial shares from December 31, 1993, through December 30, 2000, and the performance of the fund’s Service shares from December 31, 2000 (inception date of Service shares) to December 31, 2003 (blended performance figures).The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower. In addition, the blended performance figures have not been adjusted to reflect the higher operating expenses of the Service shares. If these expenses had been reflected, the blended performance figures would have been lower. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance, and includes the reinvestment of dividends daily.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

STATEMENT OF INVESTMENTS
December 31, 2003

Common Stocks—96.7%	Shares	Value ($)

Alcohol & Tobacco—1.6%
Adolph Coors, Cl. B	13,850	776,985
Altria Group	774,643	42,156,072
Anheuser-Busch Cos	310,750	16,370,310
Brown-Forman, Cl. B	23,100	2,158,695
R.J. Reynolds Tobacco Holdings	32,300 [a]	1,878,245
UST	63,300 [a]	2,259,177
		65,599,484
Consumer Cyclical—9.5%
Albertson’s	139,942 [a]	3,169,686
AutoNation	104,900 [b]	1,927,013
AutoZone	33,900 [b]	2,888,619
Bed Bath & Beyond	112,900 [b]	4,894,215
Best Buy	123,450	6,449,028
Big Lots	44,600 [b]	633,766
Brunswick	34,900	1,110,867
CVS	150,590	5,439,311
Cendant	386,398 [b]	8,605,083
Circuit City Stores—Circuit City Group	79,900	809,387
Cooper Tire & Rubber	28,200	602,916
Costco Wholesale	174,550 [b]	6,489,769
Dana	56,706	1,040,555
Darden Restaurants	62,900	1,323,416
Delphi	213,653	2,181,397
Delta Air Lines	47,100	556,251
Dillard’s, Cl. A	31,800	523,428
Dollar General	128,562	2,698,516
Eastman Kodak	109,300	2,805,731
Eaton	29,000	3,131,420
Family Dollar Stores	65,750	2,359,110
Federated Department Stores	68,948	3,249,519
Ford Motor	698,353 [a]	11,173,648
Gap	341,689	7,930,602
General Motors	213,848 [a]	11,419,483
Genuine Parts	66,300	2,201,160
Harley-Davidson	115,500	5,489,715
Harrah’s Entertainment	42,100	2,095,317
Hasbro	66,575	1,416,716

8

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Hilton Hotels	144,650	2,477,855
Home Depot	867,694	30,794,460
International Game Technology	132,000	4,712,400
J.C. Penney	104,100	2,735,748
Johnson Controls	34,450	4,000,334
Jones Apparel Group	48,200	1,698,086
Kohl’s	129,723 [b]	5,829,752
Kroger	284,148 [b]	5,259,579
Leggett & Platt	73,200	1,583,316
Limited	197,100	3,553,713
Liz Claiborne	41,600	1,475,136
Lowe’s Cos	299,910	16,612,014
Marriott International, Cl. A	88,200	4,074,840
Mattel	163,950	3,159,317
May Department Stores	110,100	3,200,607
Maytag	30,000	835,500
McDonald’s	484,055	12,019,086
NIKE, CL. B	100,050	6,849,423
Navistar International	26,200 [b]	1,254,718
Nordstrom	52,400	1,797,320
Office Depot	119,400 [b]	1,995,174
PACCAR	44,550	3,792,096
RadioShack	62,600	1,920,568
Reebok International	22,500	884,700
Safeway	168,669 [b]	3,695,538
Sears, Roebuck & Co	96,800	4,403,432
Southwest Airlines	300,225	4,845,632
Staples	188,800 [b]	5,154,240
Starbucks	149,200 [b]	4,932,552
Starwood Hotels & Resorts Worldwide	77,100	2,773,287
TJX COS	191,950	4,232,498
Target	347,642	13,349,453
Tiffany & Co	55,900	2,526,680
Toys R Us	81,400 [b]	1,028,896
V. F	41,200	1,781,488
Visteon	49,859	519,032
Wal-Mart Stores	1,650,529	87,560,563

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Walgreen	391,000	14,224,580
Wendy’s International	43,500	1,706,940
Whirlpool	26,600	1,932,490
Winn-Dixie Stores	54,000 [a]	537,300
Yum! Brands	112,170 [b]	3,858,648
		386,194,635
Consumer Staples—6.1%
Alberto-Culver, Cl. B	22,400	1,412,992
Archer-Daniels-Midland	246,618	3,753,526
Avon Products	90,200	6,087,598
Campbell Soup	156,449	4,192,833
Clorox	80,450	3,906,652
Coca-Cola	934,942	47,448,306
Coca-Cola Enterprises	173,500	3,794,445
Colgate-Palmolive	204,850	10,252,742
ConAgra Foods	204,750	5,403,353
Fortune Brands	55,650	3,978,419
General Mills	142,400	6,450,720
Gillette	385,866	14,172,858
H.J. Heinz	134,200	4,888,906
Hershey Foods	49,589	3,817,857
International Flavors & Fragrances	35,700	1,246,644
Kellogg	155,700	5,929,056
Kimberly-Clark	192,366	11,366,907
McCormick & Co	52,900	1,592,290
Newell Rubbermaid	104,671	2,383,359
Pactiv	59,950 [b]	1,432,805
Pepsi Bottling Group	100,250	2,424,045
PepsiCo	654,731	30,523,559
Procter & Gamble	494,500	49,390,660
SUPERVALU	51,100	1,460,949
Sara Lee	301,398	6,543,351
Sysco	246,850	9,190,225
Tupperware	22,300	386,682
Wm. Wrigley, Jr	85,700	4,817,197
		248,248,936

10

Common Stocks (continued)	Shares	Value ($)

Energy—6.4%
Amerada Hess	34,300	1,823,731
Anadarko Petroleum	95,651	4,879,158
Apache	61,800	5,011,980
BJ Services	60,400 [b]	2,168,360
Baker Hughes	127,670	4,105,867
Burlington Resources	75,740	4,194,481
CMS Energy	61,500 [b]	523,980
Centerpoint Energy	116,739	1,131,201
ChevronTexaco	407,668	35,218,438
ConocoPhillips	259,659	17,025,841
Devon Energy	88,650	5,076,099
Dominion Resources	123,693 [a]	7,895,324
Duke Energy	346,076	7,077,254
Dynegy, Cl. A	143,800 [b]	615,464
EOG Resources	43,900	2,026,863
El Paso	231,936	1,899,556
Exxon Mobil	2,520,794	103,352,554
Halliburton	167,051	4,343,326
Kerr-McGee	38,500	1,789,865
KeySpan	60,650	2,231,920
Kinder Morgan	47,000	2,777,700
Marathon Oil	118,350	3,916,202
Nabors Industries	55,900 [b]	2,319,850
Nicor	16,800	571,872
NiSource	100,053	2,195,163
Noble	51,000 [b]	1,824,780
Occidental Petroleum	146,850	6,202,944
Peoples Energy	14,000	588,560
Rowan Cos	35,900 [b]	831,803
Schlumberger	223,300 [a]	12,218,976
Sempra Energy	86,241	2,592,404
Sunoco	29,500	1,508,925
Transocean	121,962 [b]	2,928,308
Unocal	98,800	3,638,804
Williams Cos	197,671	1,941,129
		258,448,682

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—12.8%
Abbott Laboratories	596,276	27,786,461
Aetna	58,149	3,929,709
Allergan	49,700	3,817,457
AmerisourceBergen	42,709	2,398,110
Amgen	491,956 [b]	30,402,880
Anthem	52,700 [b]	3,952,500
Applera-Applied Biosystems Group	79,350	1,643,339
Bausch & Lomb	20,000	1,038,000
Baxter International	232,750	7,103,530
Becton, Dickinson & Co	96,800	3,982,352
Biogen	124,892 [b]	4,593,528
Biomet	97,525	3,550,885
Boston Scientific	312,400 [b]	11,483,824
Bristol-Myers Squibb	739,628	21,153,360
C.R. Bard	19,800	1,608,750
Cardinal Health	165,125	10,099,045
Chiron	71,550 [b]	4,077,635
Express Scripts	30,000 [b]	1,992,900
Forest Laboratories	139,400 [b]	8,614,920
Genzyme	85,450 [b]	4,216,103
Guidant	118,645	7,142,429
HCA	188,985	8,118,796
Health Management Associates, Cl. A	91,500 [a]	2,196,000
Humana	61,400 [b]	1,402,990
Johnson & Johnson	1,132,018	58,480,050
King Pharmaceuticals	92,000 [b]	1,403,920
Eli Lilly & Co	428,237	30,117,908
Manor Care	34,000	1,175,380
McKesson	111,146	3,574,455
Medco Health Solutions	103,133 [b]	3,505,491
MedImmune	94,400 [b]	2,397,760
Medtronic	462,273	22,471,090
Merck & Co	848,566	39,203,749
Millipore	18,600 [b]	800,730
Pfizer	2,910,479	102,827,223
Quest Diagnostics	39,600	2,895,156
Schering-Plough	560,451	9,746,243

12

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
St. Jude Medical	65,750 [b]	4,033,763
Stryker	76,050	6,465,011
Tenet Healthcare	177,250 [b]	2,844,863
Thermo Electron	62,100 [b]	1,564,920
UnitedHealth Group	223,700	13,014,866
Waters	46,350 [b]	1,536,966
Watson Pharmaceuticals	41,200 [b]	1,895,200
WellPoint Health Networks	57,950 [b]	5,620,571
Wyeth	507,920	21,561,204
Zimmer Holdings	92,222 [b]	6,492,429
		519,934,451
Interest Sensitive—23.0%
ACE	106,450	4,409,159
AFLAC	195,592	7,076,519
Allstate	268,375	11,545,493
Ambac Financial Group	40,744	2,827,226
American Express	490,573	23,660,335
American International Group	994,589	65,921,358
AmSouth Bancorporation	133,900	3,280,550
Aon	119,625	2,863,823
Apartment Investment & Management, Cl. A	35,900	1,238,550
BB&T	208,500	8,056,440
Bank of America	566,662	45,576,624
Bank of New York	295,032	9,771,460
Bank One	426,342	19,436,931
Bear Stearns Cos	37,427	2,992,289
CIGNA	53,571	3,080,333
Capital One Financial	88,100	5,399,649
Charter One Financial	84,876	2,932,466
Charles Schwab	517,353	6,125,460
Chubb	71,600	4,875,960
Cincinnati Financial	61,150	2,560,962
Citigroup	1,967,418	95,498,469
Comerica	66,850 [a]	3,747,611
Concord EFS	177,416 [b]	2,632,853
Countrywide Financial	70,267	5,329,727
Equity Office Properties Trust	152,500	4,369,125

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Equity Residential	105,050	3,100,026
Fannie Mae	370,609	27,817,911
Federated Investors, Cl. B	41,400	1,215,504
Fifth Third Bancorp	217,034	12,826,709
First Tennessee National	47,900	2,112,390
FleetBoston Financial	402,183	17,555,287
Franklin Resources	95,700	4,982,142
Freddie Mac	265,315	15,473,171
General Electric	3,829,383	118,634,285
Golden West Financial	57,893	5,973,979
Goldman Sachs Group	180,550	17,825,701
H&R Block	68,000	3,765,160
Hartford Financial Services Group	107,850	6,366,386
Huntington Bancshares	87,338	1,965,105
J.P. Morgan Chase & Co	778,068	28,578,437
Janus Capital Group	91,800	1,506,438
Jefferson-Pilot	53,825	2,726,236
John Hancock Financial Services	110,350	4,138,125
KeyCorp	159,850	4,686,802
Lehman Brothers Holdings	103,550	7,996,131
Lincoln National	67,900	2,741,123
Loews	70,750	3,498,588
MBIA	54,950	3,254,689
MBNA	487,282	12,108,958
MGIC Investment	37,500 [a]	2,135,250
Marsh & McLennan Cos	202,258	9,686,136
Marshall & Ilsley	86,400	3,304,800
Mellon Financial	164,057	5,267,870
Merrill Lynch	360,531	21,145,143
MetLife	289,900	9,760,933
Morgan Stanley	413,076	23,904,708
National City	231,799	7,867,258
North Fork Bancorporation	57,800	2,339,166
Northern Trust	83,990	3,898,816
PNC Financial Services Group	105,723	5,786,220
Plum Creek Timber	69,750	2,123,888
Principal Financial Group	123,150	4,072,571

14

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Progressive	82,382	6,886,311
Prologis	68,600	2,201,374
Providian Financial	110,643 [b]	1,287,885
Prudential Financial	206,150	8,610,886
Regions Financial	84,778	3,153,742
SLM	171,900	6,477,192
Safeco	52,850	2,057,451
Simon Property Group	73,000	3,382,820
SouthTrust	126,500	4,140,345
St. Paul Cos	87,040	3,451,136
State Street	127,450	6,637,596
SunTrust Banks	107,350	7,675,525
Synovus Financial	115,100	3,328,692
T. Rowe Price Group	47,500	2,251,975
Torchmark	43,200	1,967,328
Travelers Property Casualty, Cl. B	383,247	6,503,702
U.S. Bancorp	735,554	21,904,798
Union Planters	71,900	2,264,131
UnumProvident	112,944	1,781,127
Wachovia	504,827	23,519,889
Washington Mutual	343,037	13,762,644
Wells Fargo	645,297	38,001,540
XL Capital, Cl. A	52,400	4,063,620
Zions Bancorporation	34,300	2,103,619
		934,766,742
Internet—.7%
eBay	246,400 [b]	15,914,976
Yahoo!	250,738 [b]	11,325,835
		27,240,811
Producer Goods & Services—9.5%
Air Products & Chemicals	86,650	4,577,720
Alcoa	329,988	12,539,544
Allegheny Technologies	30,766	406,727
American Power Conversion	75,700	1,850,865
American Standard Cos	27,800 [b]	2,799,460
Ashland	26,200	1,154,372
Avery Dennison	42,150	2,361,243

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Ball	21,500	1,280,755
Bemis	20,300	1,015,000
Black & Decker	29,600	1,459,872
Boeing	320,844	13,520,366
Boise Cascade	33,000	1,084,380
Burlington Northern Santa Fe	141,525	4,578,334
CSX	81,600	2,932,704
Caterpillar	132,415	10,993,093
Centex	23,700	2,551,305
Cooper Industries, Cl. A	35,600	2,062,308
Crane	22,675	697,030
Cummins	16,100	787,934
Deere & Co	91,500	5,952,075
Dover	77,250	3,070,688
Dow Chemical	351,042	14,592,815
E. I. du Pont de Nemours	380,172	17,446,093
Eastman Chemical	29,500	1,166,135
Ecolab	98,300	2,690,471
Emerson Electric	160,490	10,391,727
Engelhard	47,800	1,431,610
FedEx	113,740	7,677,450
Fluor	31,300	1,240,732
Freeport-McMoRan Copper & Gold, Cl. B	69,600	2,932,248
General Dynamics	75,436	6,818,660
Georgia-Pacific	96,909	2,972,199
Goodrich	44,900	1,333,081
Goodyear Tire & Rubber	66,900 [b]	525,834
Great Lakes Chemical	19,300	524,767
Hercules	42,300 [b]	516,060
Honeywell International	328,737	10,989,677
ITT Industries	35,150	2,608,482
Illinois Tool Works	117,550	9,863,620
Ingersoll-Rand, Cl. A	66,200	4,493,656
International Paper	183,269	7,900,727
KB HOME	17,700	1,283,604
Lockheed Martin	172,000	8,840,800
Louisiana-Pacific	40,400 [b]	722,352

16

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Masco	176,600	4,840,606
MeadWestvaco	76,463	2,274,774
Molex	72,600	2,533,014
Monsanto	99,878	2,874,489
Newmont Mining	164,819	8,011,852
Norfolk Southern	148,850	3,520,303
Northrop Grumman	69,863	6,678,903
Nucor	29,900	1,674,400
PPG Industries	64,833	4,150,609
Pall	47,701	1,279,818
Parker-Hannifin	45,250	2,692,375
Phelps Dodge	34,033 [b]	2,589,571
Praxair	124,000	4,736,800
Pulte Homes	23,700	2,218,794
Raytheon	158,750	4,768,850
Rockwell Automation	71,100	2,531,160
Rockwell Collins	67,550	2,028,527
Rohm & Haas	84,956	3,628,471
Sealed Air	32,412 [b]	1,754,786
Sherwin-Williams	55,600	1,931,544
Sigma-Aldrich	26,400	1,509,552
Snap-On	22,250	717,340
Stanley Works	30,900	1,170,183
3M	299,298	25,449,308
Temple-Inland	20,700	1,297,269
Textron	51,900	2,961,414
Thomas & Betts	22,300	510,447
Tyco International	762,406	20,203,759
Union Pacific	97,328	6,762,349
United Parcel Service, Cl. B	428,750	31,963,312
United States Steel	39,400 [a]	1,379,788
United Technologies	179,441	17,005,623
Vulcan Materials	38,800	1,845,716
W.W. Grainger	34,800	1,649,172
Weyerhaeuser	83,800	5,363,200
Worthington Industries	32,800	591,384
		383,738,037

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Services—6.6%
ALLTEL CORP	119,000	5,543,020
AT & T WIRELESS SERVICES	1,035,274 [b]	8,271,839
Allied Waste Industries	80,000 [b]	1,110,400
American Greetings, Cl. A	25,300 [b]	553,311
Apollo Group, Cl. A	67,250 [b]	4,573,000
Automatic Data Processing	226,678	8,978,716
Carnival	240,224 [a]	9,544,100
Cintas	65,100	3,263,463
Clear Channel Communications	234,747	10,993,202
Comcast, Cl. A	858,463 [b]	28,217,678
Computer Sciences	71,400 [b]	3,158,022
Convergys	54,602 [b]	953,351
Deluxe	19,300	797,669
Dow Jones	31,100	1,550,335
Electronic Data Systems	183,250	4,496,955
Equifax	53,050	1,299,725
First Data	277,994	11,422,773
Fiserv	73,882 [b]	2,919,078
Gannett	103,388	9,218,074
IMS Health	91,350	2,270,961
Interpublic Group of Companies	158,150 [b]	2,467,140
Knight-Ridder	30,494	2,359,321
McGraw-Hill Cos	73,050	5,107,656
Meredith	19,100	932,271
Monster Worldwide	43,000 [b]	944,280
Moody’s	56,750	3,436,213
NEXTEL Communications, Cl. A	419,350 [b]	11,766,961
New York Times, Cl. A	56,800	2,714,472
Omnicom Group	72,480	6,329,678
Paychex	143,775	5,348,430
R. R. Donnelley & Sons	43,350 [a]	1,307,003
Robert Half International	65,300 [b]	1,524,102
Ryder System	24,500	836,675
Sprint (PCS Group)	394,750 [b]	2,218,495
SunGard Data Systems	109,600 [b]	3,037,016
Time Warner	1,724,468 [b]	31,023,179
Tribune	119,130	6,147,108

18

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Univision Communications, Cl. A	123,000 [b]	4,881,870
Viacom, Cl. B	667,153	29,608,250
Walt Disney	780,009	18,197,610
Waste Management	222,122	6,574,811
		265,898,213
Technology—15.9%
ADC Telecommunications	307,000 [b]	911,790
Adobe Systems	89,250	3,507,525
Advanced Micro Devices	132,900 [b]	1,980,210
Agilent Technologies	181,362 [b]	5,303,025
Altera	144,400 [b]	3,277,880
Analog Devices	140,100	6,395,565
Andrew	58,550 [b]	673,911
Apple Computer	138,300 [b]	2,955,471
Applied Materials	634,300 [b]	14,240,035
Applied Micro Circuits	117,100 [b]	700,258
Autodesk	42,600	1,047,108
Avaya	158,964 [b]	2,056,994
BMC Software	86,300 [b]	1,609,495
Broadcom, Cl. A	115,458 [b]	3,935,963
CIENA	180,700 [b]	1,199,848
Cisco Systems	2,632,818 [b]	63,951,149
Citrix Systems	62,600 [b]	1,327,746
Computer Associates International	220,875	6,038,723
Compuware	146,500 [b]	884,860
Comverse Technology	73,500 [b]	1,292,865
Corning	507,098 [b]	5,289,032
Danaher	58,600	5,376,550
Dell Computer	976,512 [b]	33,162,348
EMC	916,520 [b]	11,841,438
Electronic Arts	113,600 [b]	5,427,808
Gateway	123,700 [b]	569,020
Hewlett-Packard	1,162,856	26,710,802
Intel	2,491,210	80,216,962
International Business Machines	656,168	60,813,650
Intuit	75,750 [b]	4,007,933
JDS Uniphase	547,200 [a,b]	1,997,280

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Jabil Circuit	76,200 [b]	2,156,460
KLA-Tencor	74,300 [b]	4,359,181
LSI Logic	144,600 [b]	1,282,602
Lexmark International	48,950 [b]	3,849,428
Linear Technology	119,150	5,012,641
Lucent Technologies	1,599,285 [b]	4,541,969
Maxim Integrated Products	125,350	6,242,430
Mercury Interactive	34,336 [b]	1,670,103
Micron Technology	232,850 [b]	3,136,490
Microsoft	4,123,596	113,563,833
Motorola	887,794	12,491,262
NCR	36,100 [b]	1,400,680
NVIDIA	61,800 [b]	1,436,850
National Semiconductor	70,700 [b]	2,786,287
Network Appliance	131,600 [b]	2,701,748
Novell	142,400 [b]	1,498,048
Novellus Systems	58,100 [a,b]	2,443,105
Oracle	1,993,320 [b]	26,311,824
PMC-Sierra	65,900 [b]	1,327,885
Parametric Technology	101,500 [b]	399,910
PeopleSoft	142,950 [b]	3,259,260
PerkinElmer	48,368	825,642
Pitney Bowes	89,100	3,619,242
Power-One	31,800 [b]	344,394
QLogic	36,000 [b]	1,857,600
QUALCOMM	305,100	16,454,043
Sabre Holdings	54,710	1,181,189
Sanmina-SCI	197,272 [b]	2,487,600
Scientific-Atlanta	57,900	1,580,670
Siebel Systems	189,151 [b]	2,623,524
Solectron	318,800 [b]	1,884,108
Sun Microsystems	1,245,884 [b]	5,569,101
Symantec	117,500 [b]	4,071,375
Symbol Technologies	87,950	1,485,476
Tektronix	32,200	1,017,520
Tellabs	159,100 [b]	1,341,213

20

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Teradyne	73,000 [b]	1,857,850
Texas Instruments	660,048	19,392,210
Unisys	126,000 [b]	1,871,100
VERITAS Software	163,068 [b]	6,059,606
Xerox	301,966 [a,b]	4,167,131
Xilinx	130,600 [b]	5,059,444
		645,325,278
Utilities—4.6%
AES	237,500 [b]	2,242,000
AT&T	301,218	6,114,725
Allegheny Energy	48,400 [b]	617,584
Ameren	61,900	2,847,400
American Electric Power	150,650	4,596,331
BellSouth	704,801	19,945,868
Calpine	157,515 [a,b]	757,647
CenturyTel	54,950	1,792,469
Cinergy	67,900	2,635,199
Citizens Communications	108,500 [b]	1,347,570
Consolidated Edison	86,000 [a]	3,698,860
Constellation Energy Group	63,750	2,496,450
DTE Energy	64,150	2,527,510
Edison International	124,300	2,725,899
Entergy	87,250	4,984,593
Exelon	124,700	8,275,092
FPL Group	70,150	4,589,213
FirstEnergy	125,833	4,429,322
PG&E	158,150 [b]	4,391,826
PPL	67,650	2,959,688
Pinnacle West Capital	34,800	1,392,696
Progress Energy	93,485	4,231,131
Public Service Enterprise Group	89,650 [a]	3,926,670
Qwest Communications International	674,361 [b]	2,913,240
SBC Communications	1,262,595	32,915,851
Southern	279,210	8,446,103
Sprint (FON Group)	344,766	5,661,057
TECO Energy	71,600 [a]	1,031,756

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)				Shares		Value ($)

Utilities (continued)
TXU				123,530		2,930,132
Verizon Communications				1,053,187		36,945,799
Xcel Energy				152,075		2,582,234
						186,951,915
Total Common Stocks
(cost $	3,282,647,270)					3,922,347,184

				Principal
Short-Term Investments—2.8%				Amount ($)		Value ($)

Repurchase Agreement—2.5%
Greenwich Capital Markets, Tri-Party Repurchase Agreement,
.85%, dated 12/31/2003, due 1/2/2004 in the
amount of $99,663,706 (fully collateralized by
$101,535,000 U.S. Treasury Bonds, 4.25%,
11/15/2013, value $		101,652,759)		99,659,000		99,659,000
U.S. Treasury Bills—.3%
.78%, 1/2/2004				2,110,000	[c]	2,110,000
.805%, 1/29/2004				2,000,000	[c]	1,998,700
.852%, 2/12/2004				1,500,000	[c]	1,498,620
.87%, 2/19/2004				1,000,000	[c]	998,940
.83%, 3/18/2004				2,000,000	[c]	1,996,480
.87%, 4/1/2004				2,110,000	[c]	2,105,253
						10,707,993
Total Short-Term Investments
(cost $	110,366,497)					110,366,993

Investments of Cash Collateral
for Securities Loaned—1.9%				Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	76,966,692)			76,966,692		76,966,692

Total Investments		(cost $	3,469,980,459)	101.4%		4,109,680,869
Liabilities, Less Cash and Receivables				(1.4%)		(54,802,563)
Net Assets				100.0%		4,054,878,306

a All or a portion of these securities are on loan.At December 31, 2003, the total market value of the fund’s securities on loan is $73,704,019 and the total market value of the collateral held by the fund is $76,966,692.

b	Non-income producing.
c	Partially held by the broker in a segregated account as collateral for open financial futures positions.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

December 31, 2003

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2003 ($)

Financial Futures Long
Standard & Poor’s 500	461	127,996,650	March 2004	4,186,300

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

		Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $73,704,019)—Note 1(b)		3,469,980,459	4,109,680,869
Cash			12,903,027
Receivable for shares of Common Stock subscribed			5,815,562
Dividends and interest receivable			5,287,024
Receivable for futures variation margin—Note 4			333,105
Prepaid expenses			19,174
			4,134,038,761

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			868,794
Liability for securities on loan—Note 1(b)			76,966,692
Payable for shares of Common Stock redeemed			1,144,511
Accrued expenses and other liabilities			180,458
			79,160,455

Net Assets ( $)			4,054,878,306

Composition Net Assets ($):
Paid-in capital			3,826,148,920
Accumulated undistributed investment income—net			747,863
Accumulated net realized gain (loss) on investments			(415,905,187)
Accumulated net unrealized appreciation (depreciation)
on investments (including	$4,186,300 net unrealized
appreciation on financial futures)			643,886,710

Net Assets ( $)			4,054,878,306

Net Asset Value Per Share
		Initial Shares	Service Shares

Net Assets ($)		3,771,727,994	283,150,312
Shares Outstanding		132,688,503	9,969,879

Net Asset Value Per Share (	$)	28.43	28.40

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

Investment Income ($):
Income:
Cash dividends	61,002,756
Interest	557,901
Income on securities lending	54,552
Total Income	61,615,209
Expenses:
Management fee—Note 3(a)	8,424,391
Prospectus and shareholders’ reports	639,917
Distribution fees (Service Shares)—Note 3(b)	397,873
Directors’ fees and expenses—Note 3(d)	94,970
Shareholder servicing costs (Initial Shares)—Note 3(c)	83,438
Professional fees	73,186
Loan commitment fees—Note 2	42,184
Interest expense—Note 2	1,216
Registration fees	995
Miscellaneous	128,337
Total Expenses	9,886,507
Investment Income—Net	51,728,702

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(54,428,500)
Net realized gain (loss) on financial futures	8,564,214
Net Realized Gain (Loss)	(45,864,286)
Net unrealized appreciation (depreciation)
on investments (including $6,275,021 net
unrealized appreciation on financial futures)	872,993,195
Net Realized and Unrealized Gain (Loss) on Investments	827,128,909
Net Increase in Net Assets Resulting from Operations	878,857,611

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2003	2002

Operations ($):
Investment income—net	51,728,702	49,603,780
Net realized gain (loss) on investments	(45,864,286)	(371,066,770)
Net unrealized appreciation
(depreciation) on investments	872,993,195	(657,806,225)
Net Increase (Decrease) in Net Assets
Resulting from Operations	878,857,611	(979,269,215)

Dividends to Shareholders from ($):
Investment income—net:
Initial shares	(49,118,186)	(48,922,148)
Service shares	(2,060,765)	(650,696)
Total Dividends	(51,178,951)	(49,572,844)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial shares	448,226,416	699,891,785
Service shares	187,041,841	68,157,465
Dividends reinvested:
Initial shares	49,118,186	48,922,148
Service shares	2,060,765	650,696
Cost of shares redeemed:
Initial shares	(603,645,534)	(1,030,501,043)
Service shares	(27,659,308)	(4,860,235)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	55,142,366	(217,739,184)
Total Increase (Decrease) in Net Assets	882,821,026	(1,246,581,243)

Net Assets ($):
Beginning of Period	3,172,057,280	4,418,638,523
End of Period	4,054,878,306	3,172,057,280
Undistributed investment income—net	747,863	379,027

	Year Ended December 31,

	2003	2002

Capital Share Transactions:
Initial Shares
Shares sold	18,189,464	27,094,044
Shares issued for dividends reinvested	1,960,120	2,028,537
Shares redeemed	(25,097,640)	(41,071,216)
Net Increase (Decrease) in Shares Outstanding	(4,948,056)	(11,948,635)

Service Shares
Shares sold	7,450,896	2,793,084
Shares issued for dividends reinvested	81,007	28,085
Shares redeemed	(1,071,541)	(213,844)
Net Increase (Decrease) in Shares Outstanding	6,460,362	2,607,325

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.
		Year Ended December 31,

Initial Shares	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	22.47	29.36	34.00	38.45	32.52
Investment Operations:
Investment income—net[a]	.37	.34	.34	.35	.40
Net realized and unrealized
gain (loss) on investments	5.96	(6.89)	(4.48)	(3.88)	6.24
Total from Investment Operations	6.33	(6.55)	(4.14)	(3.53)	6.64
Distributions:
Dividends from
investment income—net	(.37)	(.34)	(.34)	(.35)	(.38)
Dividends from net realized
gain on investments	—	—	(.16)	(.57)	(.33)
Total Distributions	(.37)	(.34)	(.50)	(.92)	(.71)
Net asset value, end of period	28.43	22.47	29.36	34.00	38.45

Total Return (%)	28.36	(22.36)	(12.18)	(9.28)	20.60

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.28	.27	.26	.26	.26
Ratio of net investment income
to average net assets	1.52	1.33	1.09	.95	1.13
Portfolio Turnover Rate	2.80	6.05	4.03	4.97	2.64

Net Assets, end of period
($ x 1,000)	3,771,728	3,093,295	4,392,178	5,134,195	5,229,706

a Based on average shares outstanding at each month end. See notes to financial statements.

		Year Ended December 31,

Service Shares	2003	2002	2001	2000[a]

Per Share Data ($):
Net asset value, beginning of period	22.44	29.33	34.00	34.00
Investment Operations:
Investment income—net	.32[b]	.29[b]	.24[b]	—
Net realized and unrealized
gain (loss) on investments	5.93	(6.89)	(4.48)	—
Total from Investment Operations	6.25	(6.60)	(4.24)	—
Distributions:
Dividends from investment income—net	(.29)	(.29)	(.27)	—
Dividends from net realized
gain on investments	—	—	(.16)	—
Total Distributions	(.29)	(.29)	(.43)	—
Net asset value, end of period	28.40	22.44	29.33	34.00

Total Return (%)	28.05	(22.55)	(12.46)	—

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.53	.51	.57	—
Ratio of net investment income
to average net assets	1.27	1.19	.83	—
Portfolio Turnover Rate	2.80	6.05	4.03	4.97

Net Assets, end of period ($ x 1,000)	283,150	78,762	26,461	1

a The fund commenced offering Service shares on December 31, 2000. b Based on average shares outstanding at each month end.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (“Dreyfus”) serves as the fund’s manager and Mellon Equity Associates (“Mellon Equity”), an affiliate of Dreyfus, serves as the fund’s index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Effective April 14, 2003, the fund began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions.At originations, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the cred-itworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from accounting principles generally accepted in the United States of America.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $634,635 accumumulated, capital losses $337,068,518 and unrealized appreciation $565,163,269.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $309,578,875 of the carryover expires in fiscal 2010 and $27,489,643 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2003 and December 31, 2002, were as follows: ordinary income $51,178,951 and $49,572,844, respectively.

During the period ended December 31, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $180,915, increased accumulated net realized gain (loss) on investments by $185,804 and decreased paid-in capital by $4,889. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended December 31, 2003 was approximately $72,000, with a related weighted average annualized interest rate of 1.69%.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2003 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund’s average daily net assets, the fund may deduct from the payments to be made to

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 2003, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2003, Service shares were charged $397,873 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2003, the fund was charged $1,298 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2003, amounted to $115,911,868 and $94,291,251, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 2003 are set forth in the Statement of Financial Futures.

At December 31, 2003, the cost of investments for federal income tax purposes was $3,544,517,600; accordingly, accumulated net unrealized appreciation on investments was $565,163,269 consisting of $1,098,847,109 gross unrealized appreciation and $533,683,840 gross unrealized depreciation.

The Fund 35

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Dreyfus Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus Stock Index Fund (the “Fund”) at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 2, 2004

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2003 as qualifying for the corporate dividends received deduction.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60) Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

• The Muscular Dystrophy Association, Director

• Levcor International, Inc., an apparel fabric processor, Director

• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director • The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

No. of Portfolios for which Board Member Serves: 186

———————

David P. Feldman (64) Board Member (1989)

Principal Occupation During Past 5 Years:

• Corporate Director & Trustee

Other Board Memberships and Affiliations:

• BBH Mutual Funds Group (11 funds), Director

• The Jeffrey Company, a private investment company, Director • QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 51

———————

Ehud Houminer (63) Board Member (1996)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

• Principal of Lear,Yavitz and Associates, a management consulting firm, from 1996 through 2001

Other Board Memberships and Affiliations:

• Avnet Inc., an electronics distributor, Director

• International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman • Explore Charter School, Brooklyn, NY, Chairman

No. of Portfolios for which Board Member Serves: 30

Gloria Messinger (74)
Board Member (1996)
Principal Occupation During Past 5 Years:
• Arbitrator for American Arbitration Association and National Association of Securities Dealers,
I n		c		.
• Consultant in Intellectual Property
Other Board Memberships and Affiliations:
• Yale Law School Fund, Director
• Theater for a New Audience, Inc., Director
• Brooklyn Philharmonic, Director
• New York Women’s Agenda Music Performance Trust Fund, Director
No. of Portfolios for which Board Member Serves: 19

———————
T. John Szarkowski (78)
Board Member (1991)
Principal Occupation During Past 5 Years:
• Consultant in Photography
Other Board Memberships and Affiliations:
• Photography Department at The Museum of Modern Art, Director Emeritus
No. of Portfolios for which Board Member Serves: 19

———————
Anne Wexler (73)
Board Member (1991)
Principal Occupation During Past 5 Years:
• Chairman of the Wexler Group, consultants	specializing	in government	relations and	public
a f f	a	i	r	s
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• Methanex Corporation, a methanol producing company, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 29

———————
Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of
Dreyfus, and an officer of 95 investment
companies (comprised of 185 portfolios)
managed by Dreyfus. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of Dreyfus. He is 58 years old and has
been an employee of Dreyfus since May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of Dreyfus, and an officer of 95
investment companies (comprised of 185
portfolios) managed by Dreyfus. Mr. Byers also
is an officer, director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of Dreyfus. He is 50 years old and has
been an employee of Dreyfus since January
2000. Prior to joining Dreyfus, he served as an
Executive Vice President-Capital Markets,
Chief Financial Officer and Treasurer at
Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of Dreyfus, and an officer of
96 investment companies (comprised of 201
portfolios) managed by Dreyfus. He is 57 years
old and has been an employee of Dreyfus since
June 1977.
MICHAEL A. ROSENBERG, Secretary
since March 2000.
Associate General Counsel of Dreyfus, and an
officer of 93 investment companies (comprised
of 194 portfolios) managed by Dreyfus. He is
43 years old and has been an employee of
Dreyfus since October 1991.
STEVEN F. NEWMAN, Assistant
Secretary since March 2000.
Associate General Counsel and Assistant
Secretary of Dreyfus, and an officer of 96
investment companies (comprised of 201
portfolios) managed by Dreyfus. He is 54 years
old and has been an employee of Dreyfus since
July 1980.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of
Dreyfus, and an officer of 96 investment
companies (comprised of 201 portfolios)
managed by Dreyfus. He is 45 years old and
has been an employee of Dreyfus since April
1985.
RICHARD CASSARO, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Equity Funds of
Dreyfus, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by Dreyfus. He is 44 years old and
has been an employee of Dreyfus since
September 1982.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Equity Funds of
Dreyfus, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by Dreyfus. He is 36 years old and
has been an employee of Dreyfus since
November 1990.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of Dreyfus, and an
officer of 96 investment companies (comprised
of 201 portfolios) managed by Dreyfus. He is
49 years old and has been an employee of
Dreyfus since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 196
portfolios) managed by Dreyfus. He is 33 years
old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.

The Fund 41

For More Information

Dreyfus Stock Index Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager
Mellon Equity Associates
500 Grant Street
Pittsburgh, PA 15258

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

763AR1203

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,000 in 2002 and $38,000 in 2003.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates") which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003, which was 0% and 0%, respectively, of the Registrant’s audit fees.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(b) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,400 in 2002 and $2,700 in 2003. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003, which was 0% and 0%, respectively, of the Registrant’s audit fees.

P:\Word Processing\NCSR Documents for Filings\763\form-ncsr-763.doc-037/023

(c) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2002 and $0 in 2003.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003, which was 0% and 0%, respectively, of the Registrant’s audit fees.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2002 and $0 in 2003.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

P:\Word Processing\NCSR Documents for Filings\763\form-ncsr-763.doc-037/023

Item 10. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STOCK INDEX FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	February 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	February 19, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	February 19, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

P:\Word Processing\NCSR Documents for Filings\763\form-ncsr-763.doc-037/023